Leases - Future Lease Payments for Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Leases
2020 (remaining nine months)	$ 55,907
2021	49,195
2022	35,476
2023	25,822
2024	18,239
2025 and thereafter	58,479
Total lease payments	243,118
Less: interest	(43,390)
Total	199,728
Finance Leases
Total	28,726
Total
2020 (remaining nine months)	60,637
2021	54,060
2022	40,476
2023	30,432
2024	22,574
2025 and thereafter	70,548
Total lease payments	278,727
Less: interest	(51,628)
Total	227,099
Real Estate
Finance Leases
2020 (remaining nine months)	4,730
2021	4,865
2022	5,000
2023	4,610
2024	4,335
2025 and thereafter	12,069
Total lease payments	35,609
Less: interest	(8,238)
Total	$ 27,371